SHARE-BASED PAYMENT - Schedule of Measure the Fair Value of the Option at Grant Date (Details)	Nov. 18, 2025	Feb. 22, 2025	Feb. 05, 2024	Jan. 22, 2024
SHARE-BASED PAYMENT - Schedule of Measure the Fair Value of the Option at Grant Date (Details) [Line Items]
Expected volatility	123.41%	128.78%	143.98%	144.83%
Dividend rate	0.00%	0.00%	0.00%	0.00%
Expected term (vesting period)	3 years		3 years	3 years
Contractual life	10 years	10 years	10 years	10 years
Free risk rate	4.12%	4.50%	4.16%
Minimum [Member]
SHARE-BASED PAYMENT - Schedule of Measure the Fair Value of the Option at Grant Date (Details) [Line Items]
Expected term (vesting period)		1 year
Free risk rate				4.03%
Maximum [Member]
SHARE-BASED PAYMENT - Schedule of Measure the Fair Value of the Option at Grant Date (Details) [Line Items]
Expected term (vesting period)		3 years
Free risk rate				4.07%